DISPOSAL OF TJBIO SHANGHAI - Summary of Reconciliation Amounts of Major Classes of Assets and Liabilities Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets of discontinued operations
Total current assets of discontinued operations	$ 0	$ 15,682
Non-current assets of discontinued operations
Total non-current assets of discontinued operations	0	33,208
Current liabilities of discontinued operations
Total current liabilities of discontinued operations	0	49,669
Non-current liabilities of discontinued operations
Total non-current liabilities of discontinued operations	$ 0	50,975
TJBio Shanghai [Member]
Current assets of discontinued operations
Cash and cash equivalents		10,843
Prepayments and other receivables		4,839
Total current assets of discontinued operations		15,682
Non-current assets of discontinued operations
Long-term restricted cash		8,318
Property, equipment and software		3,378
Operating lease right-of-use assets		2,774
Intangible assets		16,676
Investments accounted for using the equity method		1,706
Other non-current assets		356
Total non-current assets of discontinued operations		33,208
Total assets of discontinued operations		48,890
Current liabilities of discontinued operations
Short-term bank borrowings		4,231
Accruals and other payables		42,662
Contract liabilities, current		311
Operating lease liabilities, current		2,465
Total current liabilities of discontinued operations		49,669
Non-current liabilities of discontinued operations
Contract liabilities, non-current		41,245
Other non-current liabilities		9,730
Total non-current liabilities of discontinued operations		50,975
Total liabilities		$ 100,644